Reconciliation of profit/(loss) for the year to cash flow from operations	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Reconciliation of profit/(loss) for the year to cash flow from operations
25. Reconciliation of profit/(loss) for the year to cash flow from operations

	2022 $m	2021 $m	2020 $m
Profit/(loss) for the year	376	265	(260)
Adjustments for:
Net financial expenses	96	139	140
Fair value gains on contingent purchase consideration	(8)	(6)	(13)
Income tax charge/(credit)	164	96	(20)
Operating profit adjustments:
Impairment loss on financial assets	5	–	88
Other net impairment (reversals)/charges	(5)	4	226
Other operating exceptional items	100	25	(4)
Depreciation and amortisation	68	98	110
	168	127	420

Contract assets deduction in revenue	32	35	25
Share-based payments cost	30	28	21
Share of (profits)/losses of associates and joint ventures (before exceptional items)	(1)	8	14
	61	71	60
System Fund adjustments:
Depreciation and amortisation	86	94	62
Impairment loss/(reversal) on financial assets	7	(6)	24
Other impairment (reversals)/charges	–	(3)	41
Other operating exceptional items	–	–	20
Share-based payments cost	16	13	11
Share of losses of associates	1	2	1
	110	100	159
Working capital and other adjustments:
Increase in deferred revenue	108	39	1
Decrease in inventories	–	1	1
(Increase)/decrease in trade and other receivables	(132)	(75)	38
Increase/(decrease) in trade and other payables	121	153	(69)
Other adjustments	4	(8)	2
	101	110	(27)

Cash flows relating to exceptional items	(43)	(12)	(87)
Contract acquisition costs, net of repayments	(64)	(42)	(64)
Total adjustments	585	583	568

Cash flow from operations	961	848	308